Derivative Instruments	12 Months Ended
Dec. 31, 2014
Millburn Multi-Markets Fund L.P. [Member]
Derivative Instruments
6.	DERIVATIVE INSTRUMENTS

The Partnership's investment in the Master Fund is subject to the market and credit risk of financial instruments which include exchange-traded futures contracts and over-the-counter forward currency contracts. The Partnership bears the risk of loss only to the extent of the fair value of its investment in the Master Fund.

Millburn Ridgefield Corporation, as the General Partner of the Funds, has established procedures to actively monitor market risk and minimize credit risk although there can be no assurance that it will, in fact, succeed in doing so. The partners bear the risk of loss only to the extent of the fair value of their respective investments.

Millburn Multi-Markets Trading L.P. [Member]
Derivative Instruments
7.	DERIVATIVE INSTRUMENTS

The Partnership is party to derivative financial instruments in the normal course of its business. These financial instruments include futures and forward currency contracts which may be traded on an exchange or OTC.

The Partnership records its derivative activities on a mark-to-market basis as described in Note2. For OTC contracts, the Partnership enters into master netting agreements with its counterparties. Therefore, assets represent the Partnerships unrealized gains, less unrealized losses for OTC contracts in which the Partnership has a master netting agreement. Similarly, liabilities represent net amounts owed to counterparties on OTC contracts.

Futures contracts are agreements to buy or sell an underlying asset or index for a set price in the future. Initial margin deposits are made upon entering into futures contracts and can be either in cash or treasury securities. Open futures contracts are revalued on a daily basis to reflect the market value of the contracts at the end of each trading day. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Partnership records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. The Partnership bears the market risk that arises from changes in the value of these financial instruments.

Forward currency contracts entered into by the Partnership represent a firm commitment to buy or sell an underlying currency at a specified value and point in time based upon an agreed or contracted quantity. The ultimate gain or loss is equal to the difference between the value of the contract at the onset and the value of the contract at settlement date.

Each of these financial instruments is subject to various risks similar to those related to the underlying financial instruments including market risk, credit risk, concentration risk and sovereign risk.

Market risk is the potential change in the value of the instruments traded by the Partnership due to market changes including interest and foreign exchange rate movements and fluctuations in futures or security prices. Market risk is directly impacted by the volatility and liquidity in the markets in which the related underlying assets are traded. The financial instruments traded by the Partnership contain varying degrees of off-balance sheet risk whereby changes in the market values of the futures and forward currency contracts and the Partnerships satisfaction of its obligations related to such market value changes may exceed the amount recognized in the Statements of Financial Condition.

Credit risk is the possibility that a loss may occur due to the failure of a counterparty to perform according to the terms of a contract. Credit risk is normally reduced to the extent that an exchange or clearing organization acts as counterparty to futures transactions since typically the collective credit of the members of the exchange is pledged to support the financial integrity of the exchange. In the case of OTC transactions, the Partnership must rely solely on the credit of the individual counterparties. The contract amounts of the forward currency and futures contracts do not represent the Partnerships risk of loss due to counterparty nonperformance. The Partnerships exposure to credit risk associated with counterparty nonperformance of these forward currency contracts is limited to the unrealized gains inherent in such contracts which are recognized in the Statements of Financial Condition plus the value of margin or collateral held in cash and U.S. Treasury Notes by the counterparty. The amount of such credit risk was $9,145,400 and $16,770,954 at December31, 2014 and 2013, respectively.

The General Partner has established procedures to actively monitor market risk and minimize credit risk although there can be no assurance that it will, in fact, succeed in doing so. The General Partners market risk control procedures include diversification of the Partnerships portfolio and continuously monitoring the portfolios open positions, historical volatility and maximum historical loss. The General Partner seeks to minimize credit risk primarily by depositing and maintaining the Partnerships assets at financial institutions and brokers which the General Partner believes to be creditworthy. The Partnerships trading activities are primarily with brokers and other financial institutions located in North America, Europe and Asia. All futures transactions of the Partnership are cleared by major securities firms, pursuant to customer agreements, including Barclays Capital Inc., Credit Suisse Securities (USA) LLC, Deutsche Bank SecuritiesInc. (a wholly owned subsidiary of Deutsche Bank AG), J.P. Morgan Securities, LLC and Merrill Lynch, Pierce, Fenner & Smith Incorporated, collectively the Futures Clearing Brokers. The Partnership ceased clearing trades through Barclays Capital Inc., Credit Suisse Securities (USA) LLC, and Merrill Lynch, Pierce, Fenner & Smith Incorporated during April 2014, July 2013, and June 2013, respectively. For all forward currency transactions, the Partnership utilizes three prime brokers: Barclays Bank PLC, Deutsche Bank AG and Morgan Stanley &Co.,LLC, collectively the FX Prime Brokers. The Partnership ceased clearing trades through Barclays Bank PLC during October 2014.

The Partnership is subject to sovereign risk such as the risk of restrictions being imposed by foreign governments on the repatriation of cash and the effects of political or economic uncertainties. Net unrealized appreciation (depreciation) on futures and forward currency contracts are denominated in the Partnerships functional currency (U.S. Dollar). Cash settlement of futures and forward currency contracts is made in the local currency (settlement currency) and then translated to U.S. Dollars. Net unrealized appreciation (depreciation) on futures and forward currency contracts at December31, 2014 and 2013, by settlement currency type, denominated in U.S. Dollars, is detailed below:

	As of December 31,
	2014		2013
	Total Net		Total Net
	Unrealized		Unrealized
	Appreciation	Percent	Appreciation	Percent
Currency Type	(Depreciation)	of Total	(Depreciation)	of Total

Australian dollar	$84,864	5.19%	$395,265	7.43%
British pound	591,288	36.14	106,934	2.01
Canadian dollar	95,447	5.83	331,913	6.24
Czech koruna	7,069	0.43	(7,770)	(0.15)
Euro	429,014	26.22	1,418,971	26.66
Hong Kong dollar	27,900	1.71	241,577	4.54
Hungarian forint	(164,979)	(10.08)	38,431	0.72
Japanese yen	47,203	2.89	836,696	15.72
Korean won	143,204	8.75	189,965	3.57
Malaysian ringgit	(7,508)	(0.46)	118,255	2.22
Norwegian krone	6,903	0.42	(26,065)	(0.49)
Polish zloty	(216,991)	(13.26)	107,076	2.01
Singapore dollar	5,197	0.32	60,757	1.14
South African rand	(9,011)	(0.55)	273,202	5.13
Swedish krona	19,463	1.19	(61,438)	(1.15)
Turkish lira	(131,074)	(8.01)	443,341	8.33
U.S. dollar	707,967	43.27	854,953	16.07

Total	$1,635,956	100.00%	$5,322,063	100.00%

The Derivatives and Hedging topic of the Codification requires qualitative disclosure about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.

The Partnerships market risk is influenced by a wide variety of factors, including the level and volatility of interest rates, exchange rates, equity price levels, the market value of financial instruments and contracts, the diversification effects among the Partnerships open positions and the liquidity of the markets in which it trades.

The Partnership engages in the speculative trading of futures and forward contracts on agricultural commodities, currencies, energies, interest rates, metals, and stock indices. The following were the primary trading risk exposures of the Partnership at December31, 2014 and 2013, by market sector:

Agricultural (grains, livestock and softs) The Partnerships primary exposure is to agricultural price movements which are often directly affected by severe or unexpected weather conditions as well as supply and demand factors.

Currencies Exchange rate risk is a principal market exposure of the Partnership. The Partnerships currency exposure is to exchange rate fluctuations that disrupt the historical pricing relationships between different currencies and currency pairs. The fluctuations are influenced by interest rate changes as well as political and general economic conditions. The Partnership trades in a large number of currencies including cross-rates e.g., positions between two currencies other than the U.S. dollar.

Energies The Partnerships primary energy market exposure is to gas and oil price movements often resulting from political developments in the Middle East and economic conditions worldwide. Energy prices are volatile and substantial profits and losses have been and are expected to continue to be experienced in this market.

Interest Rates Interest rate movements directly affect the price of the sovereign bond futures positions held by the Partnership and indirectly the value of its stock index and currency positions. Interest rate movements in one country as well as relative interest rate movements between countries may materially impact the Partnerships profitability. The Partnerships primary interest rate exposure is to interest rate fluctuations in countries or regions including Australia, Canada, Japan, Switzerland, the United Kingdom, the U.S., and the Eurozone. However, the Partnership also may take positions in futures contracts on the government debt of other countries. The General Partner anticipates that interest rates in these industrialized countries or areas, both long-term and short-term, will remain the primary interest rate market exposure of the Partnership for the foreseeable future.

Metals The Partnerships metals market exposure is to fluctuations in the price of aluminum, copper, gold, lead, nickel, palladium, platinum, silver, tin and zinc.

Stock Indices The Partnerships equity exposure, through stock index futures, is to equity price risk in the major industrialized countries as well as other countries.

The Derivatives and Hedging topic of the Codification requires entities to recognize in the Statements of Financial Condition all derivative contracts as assets or liabilities. Fair value of futures and forward currency contracts are first netted by the broker as discussed in Note2. Futures and forward currency contracts in a net asset or liability position are recorded in the Statements of Financial Condition as Net unrealized appreciation on open futures and forward currency contracts or Net unrealized depreciation on open futures and forward currency contracts, respectively. The Partnerships policy regarding fair value measurement is discussed in Note2.

Since the derivatives held or sold by the Partnership are for speculative trading purposes, the derivative instruments are not designated as hedging instruments under the provisions of the Derivatives and Hedging Topic of the Codification. Accordingly, all realized gains and losses, as well as any change in net unrealized gains or losses on open positions from the preceding period, are recognized as part of the Partnerships trading gains and losses in the Statements of Operations.

The following table presents the fair value of open futures and forward currency contracts, held long or sold short, at December31, 2014 and 2013. Fair value is presented on a gross basis even though the contracts are subject to master netting agreements and qualify for net presentation in the Statements of Financial Condition.

Fair Value of Futures and Forward Currency Contracts at December 31, 2014

					Net Unrealized
	FairValue-LongPositions		FairValue-ShortPositions		Gain(Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions
Futures contracts:
Energies	$-	$-	$524,710	$(24,312)	$500,398
Grains	11,552.00	(172,930)	852	(174)	(160,700)
Interest rates	1,373,183	(567,353)	-	(160,599)	645,231
Livestock	2,670	(17,360)	167,720	-	153,030
Metals	11,216	(1,140,770)	820,318	(23,789)	(333,025)
Softs	43,201	(10,245)	475,037	(14,860)	493,133
Stock indices	970,972	(314,736)	143,204	(42,078)	757,362
Total futures contracts	2,412,794	(2,223,394)	2,131,841	(265,812)	2,055,429

Forward currency contracts	424,804	(1,542,797)	1,670,536	(972,016)	(419,473)

Total futures and forward currency contracts	$2,837,598	$(3,766,191)	$3,802,377	$(1,237,828)	$1,635,956

Fair Value of Futures and Forward Currency Contracts at December 31, 2013

					Net Unrealized
	FairValue-LongPositions		FairValue-ShortPositions		Gain(Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions
Futures contracts:
Energies	$324,204	$(438,028)	$116,564	$(227,558)	$(224,818)
Grains	13,743	(702,230)	572,390	(10,185)	(126,282)
Interest rates	269,826	(1,967,927)	75,706	(174,116)	(1,796,511)
Livestock	61,020	(3,820)	8,290	(20,640)	44,850
Metals	3,040,144	(337,397)	150,605	(1,147,902)	1,705,450
Softs	117,351	(165,259)	138,379	(25,924)	64,547
Stock indices	5,585,169	(28,982)	146,700	(19,500)	5,683,387
Total futures contracts	9,411,457	(3,643,643)	1,208,634	(1,625,825)	5,350,623

Forward currency contracts	1,735,216	(2,070,647)	757,083	(450,212)	(28,560)

Total futures and forward currency contracts	$11,146,673	$(5,714,290)	$1,965,717	$(2,076,037)	$5,322,063

The effect of trading futures and forward currency contracts is presented on the Statements of Operations for the years ended December31, 2014 and 2013 as Net realized gains (losses) on closed positions: Futures and forward currency contracts and Net change in unrealized: Futures and forward currency contracts. These trading gains and losses are detailed below:

Sector	2014	2013

Futures contracts:
Energies	$2,173,971	$(5,558,370)
Grains	2,087,569	2,231,768
Interest rates	26,163,425	(22,799,279)
Livestock	1,043,952	(1,020,430)
Metals	(1,798,631)	(1,863,568)
Softs	2,249,736	334,750
Stock indices	3,089,451	26,916,795

Total futures contracts	35,009,473	(1,758,334)

Forward currency contracts	791,066	(9,324,043)

Total futures and forward currency contracts	$35,800,539	$(11,082,377)

For the year ended December31, 2014, the monthly average number of futures contracts bought and sold was 18,575 and 19,013, respectively, and the monthly average notional value of forward currency contracts traded was approximately $565,000,000.

For the year ended December31, 2013, the monthly average number of futures contracts bought and sold was 34,170 and 35,026, respectively, and the monthly average notional value of forward currency contracts traded was approximately $1,315,000,000.

The Customer Agreement between the Partnership, the Futures Clearing Brokers and the FX Prime Brokers gives the Partnership the legal right to net unrealized gains and losses on open futures and foreign currency contracts. The Partnership netted, for financial reporting purposes, the unrealized gains and losses on open futures and forward currency contracts on the Statements of Financial Condition as the criteria under ASC 210-20, Balance Sheet, were met.

On January 1, 2013, the Partnership adopted ASU 2011-11, Disclosure about Offsetting Assets and Liabilities and ASU 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-01 and ASU 2013-01 did not have a significant impact on the Partnerships financial statements.

The following tables summarize the valuation of the Partnerships investments as of December 31, 2014 and 2013.

Offsetting of derivative assets and liabilities at December 31, 2014

		Gross amounts	Net amounts of
		offset in the	assets presented in
	Gross amounts of	Statement of	the Statement of
Assets	recognized assets	Financial Condition	Financial Condition

Futures contracts
Counterparty C	$1,796,920	$(684,174)	$1,112,746
Counterparty D	2,747,715	(1,805,032)	942,683
Total futures contracts	4,544,635	(2,489,206)	2,055,429

Forward currency contracts
Counterparty G	798,097	(656,989)	141,108
Total assets	$5,342,732	$(3,146,195)	$2,196,537

		Gross amounts	Net amounts of
		offset in the	liabilities presented in
	Gross amounts of	Statement of	the Statement of
Liabilities	recognized liabilities	Financial Condition	Financial Condition

Forward currency contracts
Counterparty H	$1,857,824	$(1,297,243)	$560,581
Total liabilities	$1,857,824	$(1,297,243)	$560,581

(Continued)

		Amounts Not Offset in the Statement of Financial Condition
	Net amounts of
	Assets
	presented in the
	Statement of Financial	Financial	Collateral
Counterparty	Condition	Instruments	Received(1)(2)	Net Amount(3)

Counterparty C	$1,112,746	$-	$(1,112,746)	$-
Counterparty D	942,683	-	(942,683)	-
Counterparty G	141,108	-	(141,108)	-
Total	$2,196,537	$-	$(2,196,537)	$-

		Amounts Not Offset in the Statement of Financial Condition
	Net amounts of
	Liabilities
	presented in the
	Statement of Financial	Financial	Collateral
Counterparty	Condition	Instruments	Pledged(1)(2)	Net Amount(4)

Counterparty H	$560,581	$-	$(560,581)	$-
Total	$560,581	$-	$(560,581)	$-

(1) Collateral received and pledged includes both cash and U.S. Treasury notes held at each broker.

(2) Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets the Statement of Financial Condition, for each respective counterparty.

(3) Net amount represents the amounts owed to the Partnership by each counterparty as of December 31, 2014. Net amount represents the amount that is subject to loss in the event of a counterparty December 31, 2014.

(4) Net amount represents the amounts owed by the Partnership to each counterparty as of December 31, 2014.

(Concluded)

Offsetting of derivative assets and liabilities at December 31, 2013

		Gross amounts	Net amounts of
		offset in the	assets presented in
	Gross amounts of	Statement of	the Statement of
Assets	recognized assets	Financial Condition	Financial Condition

Futures contracts
Counterparty A	$2,277,503	$(400,071)	$1,877,432
Counterparty C	6,037,494	(3,092,216)	2,945,278
Counterparty D	2,305,094	(1,777,181)	527,913
Total futures contracts	10,620,091	(5,269,468)	5,350,623

Forward currency contracts
Counterparty F	229,752	(207,282)	22,470
Counterparty G	53,380	(3,826)	49,554
Total forward currency contracts	283,132	(211,108)	72,024
Total assets	$10,903,223	$(5,480,576)	$5,422,647

		Gross amounts	Net amounts of
		offset in the	liabilities presented in
	Gross amounts of	Statement of	the Statement of
Liabilities	recognized liabilities	Financial Condition	Financial Condition

Forward currency contracts
Counterparty H	$2,309,751	$(2,209,167)	$100,584
Total liabilities	$2,309,751	$(2,209,167)	$100,584

(Continued)

		Amounts Not Offset in the Statement of Financial Condition
	Net amounts of
	Assets
	presented in the
	Statement of Financial	Financial	Collateral
Counterparty	Condition	Instruments	Received(1)(2)	Net Amount(3)

Counterparty A	$1,877,432	$-	$(1,877,432)	$-
Counterparty C	2,945,278	-	(2,945,278)
Counterparty D	527,913	-	(527,913)
Counterparty F	22,470	-	(22,470)	-
Counterparty G	49,554	-	(49,554)	-

Total	$5,422,647	$-	$(5,422,647)	$-

		Amounts Not Offset in the Statement of Financial Condition
	Net amounts of
	Liabilities
	presented in the
	Statement of Financial	Financial	Collateral
Counterparty	Condition	Instruments	Pledged(1)(2)	Net Amount(4)

Counterparty H	$100,584	$-	$(100,584)	$-
Total	$100,584	$-	$(100,584)	$-

(1) Collateral received and pledged includes both cash and U.S. Treasury notes held at each broker.

(2) Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets the Statement of Financial Condition, for each respective counterparty.

(3)Net amount represents the amounts owed to the Partnership by each counterparty as of December 31, 2013. Net amount represents the amount that is subject to loss in the event of a counterparty December 31, 2013.

(4) Net amount represents the amounts owed by the Partnership to each counterparty as of December 31, 2013.